Condensed Consolidated Statements of Stockholders' Equity (unaudited) - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total
Beginning balance at Dec. 31, 2015	$ 2	$ 68,498	$ (458)	$ (3,022)	$ 65,020
Beginning balance (in shares) at Dec. 31, 2015					17,000,000
Changes in Stockholders' Equity
Net income (loss)				6,614	$ 6,614
Ending balance at Dec. 31, 2016	2	68,498	1,017	3,592	$ 73,109
Ending balance (in shares) at Dec. 31, 2016					17,000,000
Changes in Stockholders' Equity
Impact of equity accounting guidance adoption			454	(454)
Net income (loss)				3,783	$ 3,783
Ending balance at Dec. 31, 2017	$ 2	68,498	2,993	6,921	$ 78,414
Ending balance (in shares) at Dec. 31, 2017	17,000,000				17,000,000
Changes in Stockholders' Equity
Impact of equity accounting guidance adoption			(3,215)	3,215
Change in net unrealized loss (gain) on investments			(990)		$ (990)
Net income (loss)				12,527	12,527
Ending balance at Jun. 30, 2018	$ 2	68,498	(1,212)	22,663	89,951
Ending balance (in shares) at Jun. 30, 2018	17,000,000
Beginning balance at Dec. 31, 2017	$ 2	68,498	2,993	6,921	$ 78,414
Beginning balance (in shares) at Dec. 31, 2017	17,000,000				17,000,000
Changes in Stockholders' Equity
Impact of equity accounting guidance adoption			(3,215)	3,215
Net income (loss)				18,219	$ 18,219
Ending balance at Dec. 31, 2018	$ 2	68,498	(563)	28,355	$ 96,292
Ending balance (in shares) at Dec. 31, 2018	17,000,000				17,000,000
Changes in Stockholders' Equity
Change in net unrealized loss (gain) on investments			5,485		$ 5,485
Net income (loss)				(7,712)	(7,712)
Distribution to stockholder				(5,120)	(5,120)
Stock-based compensation		23,267			23,267
Proceeds from common stock sold in initial public offering, net of offering costs		87,424			87,424
Proceeds from common stock sold in initial public offering, net of offering costs (in shares)	6,468,750
Ending balance at Jun. 30, 2019	$ 2	$ 179,189	$ 4,922	$ 15,523	$ 199,636
Ending balance (in shares) at Jun. 30, 2019	23,468,750				23,468,750